UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ---------------------------------

Check here if Amendment [X];      Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Firsthand Capital Management, Inc.
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Address:  101 Park Center Plaza, Suite 1300
          ----------------------------------------------------------------------
          San Jose, California 95113
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-6436
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yakoub Bellawalla
          ----------------------------------------------------------------------
Title:    Treasurer
          ----------------------------------------------------------------------
Phone:    (408) 294-2200
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Yakoub Bellawalla                       San Jose, California       11/18/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)
[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        -------------------

Form 13F Information Table Entry Total:    104
                                        -------------------

Form 13F Information Table Value Total: $ 797,557
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-                                NONE
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

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           ITEM 1                ITEM 2      ITEM 3    ITEM 4    ITEM 5               ITEM 6             ITEM 7         ITEM 8
       NAME OF ISSUER           TITLE OF     CUSIP      FAIR    SHARES OR      INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                 CLASS       NUMBER    MARKET   PRINCIPAL    ------------------------- See Instr.     (SHARES)
                                                        VALUE     AMOUNT              (b)                  V.
                                                       (000's)                (a)   Shared-      (c)
                                                                             Sole  As Defined  Shared-             (a)    (b)   (c)
                                                                                   in Instr. V  Other              Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
STELLAR SEMICONDUCTOR INC "B"     COM          N/A        2,570  2,040,000   X                                   2,040,000
STELLAR SEMICONDUCTOR INC "C"     COM          N/A        1,500  1,200,000   X                                   1,200,000
CHECK POINT SOFTWARE TECH LTD     ORD      M22465 10 4    1,098     13,000   X                                      13,000
GALILEO TECHNOLOGY -ISRAEL        ORD      M47298 10 0   13,015    520,600   X                                     520,600
ADC TELECOMMUNICATIONS            COM      000886 10 1    5,032    120,000   X                                     120,000
AT&T CORP                         COM      001957 10 9   22,837    525,000   X                                     525,000
ADAPTEC INC                       COM      00651F 10 8    6,152    155,000   X                                     155,000
ADVANCE FIBRE COMMS               COM      00754A 10 5    1,780     80,000   X                                      80,000
ALTERA CORP                       COM      021441 10 0    6,072    140,000   X                                     140,000
AMERICA ONLINE INC DEL            COM      02364J 10 4    4,160     40,000   X                                      40,000
AMGEN INC                         COM      031162 10 0    2,836     34,800   X                                      34,800
APPLIED MICRO CIRCUITS CORP       COM      03822W 10 9   29,697    521,000   X                                     521,000
APPLIED MATERIALS INC             COM      038222 10 5    4,867     62,500   X                                      62,500
APPLIED SCIENCE & TECHNOLOGY      COM      038236 10 5    2,011     97,500   X                                      97,500
AT HOME CORP                      COM      045919 10 7      249      6,000   X                                       6,000
AVANTI CORP                       COM      053487 10 4    7,663    429,462   X                                     429,462
AWARE INC                         COM      05453N 10 0      287     10,000   X                                      10,000
C.R.BARD INC                      COM      067383 10 9    1,177     25,000                                          25,000
BIOGEN INC                        COM      090597 10 5      630      8,000   X                                       8,000
BOSTON SCIENTIFIC CORP            COM      101137 10 7    4,012    162,500   X                                     162,500
CABLETRON SYSTEMS INC             COM      126920 10 7   17,413  1,110,000   X                                   1,110,000
CADENCE DESIGN SYSTEM INC         COM      127387 10 8    2,120    160,000   X                                     160,000
CARDIMA INC                       COM      14147M 10 6      787    600,000   X                                     600,000
CARDIOTHORACIC SYS INC            COM      141907 10 5   10,775    643,300   X                                     643,300
CELERITEK INC                     COM      150926 10 3    3,198    522,200   X                                     522,200
CENTOCOR INC                      COM      152342 10 1   11,185    191,000   X                                     191,000
CIENA CORP                        COM      171779 10 1   23,123    633,500   X                                     633,500
CISCO SYS INC                     COM      17275R 10 2    8,227    120,000   X                                     120,000
CONCORD COMMUNICATIONS            COM      206186 10 8   26,851    675,500   X                                     675,500
CONCUR TECHNOLOGIES INC           COM      206708 10 9      282      9,900   X                                       9,900
CONEXANT SYSTEMS INC              COM      207142 10 0   16,090    221,450   X                                     221,450
COPPER MOUNTAIN NETWORKS          COM      217510 10 6    4,162     47,500   X                                      47,500
CREE RESEARCH                     COM      225447 10 1    9,502    280,000   X                                     280,000
CRITICAL PATH INC                 COM      22674V 10 0      202      5,000   X                                       5,000
CYMER INC                         COM      232572 10 7    7,319    211,000   X                                     211,000
DIGITAL MICROWAVE CORP            COM      253859 10 2    7,059    450,000   X                                     450,000
ENDOSONICS CORP                   COM      29264K 10 5    5,586    450,000   X                                     657,200
ENDOCARDIAL SOLUTIONS INC         COM      292962 10 7    2,791    279,100   X                                     279,100
EXCEL SWITCHING CORP              COM      30067V 10 8      707     19,700   X                                      19,700
EXODUS COMMUNICATIONS INC         COM      302088 10 9    3,690     51,200   X                                      51,200
EXTREME NETWORKS                  COM      30226D 10 6       63      1,000   X                                       1,000
FVC.COM INC                       COM      30266P 10 0    3,354    238,500   X                                     238,500
F5 NETWORKS INC                   COM      315616 10 2    3,876     57,000   X                                      57,000
GENERAL INSTRUMENT CORP           COM      370120 10 7    7,652    159,000   X                                     159,000
GENESIS MICROCHIP                 COM      371933 10 2    5,572    315,000   X                                     315,000
GLOBIX CORP                       COM      37957F 10 1   17,555    375,500   X                                     375,500
GLOBESPAN INC                     COM      379571 10 2   10,921    173,000   X                                     173,000
GUIDANT CORP                      COM      401698 10 5    5,781    107,800   X                                     107,800
HEWLETT PACKARD CO                COM      428236 10 3    1,196     13,000   X                                      13,000
HI/FN INC.                        COM      428358 10 5    5,512     50,000   X                                      50,000
HYPERION SOLUTIONS CORP           COM      44914M 10 4    1,100     50,000   X                                      50,000
IGEN INC                          COM      449536 10 1      336     13,460   X                                      13,460
IMMUNEX CORP NEW                  COM      452528 10 2   17,437    402,000   X                                     402,000
INFOSPACE.COM INC                 COM      45678T 10 2      905     22,000   X                                      22,000
INTEL CORP                        COM      458140 10 0    9,490    127,705   X                                     127,705
INTERNATIONAL BUSINESS MACHS      COM      459200 10 1    3,884     32,000   X                                      32,000
INTRAWARE INC                     COM      46118M 10 3    1,174     45,000   X                                      45,000
I2 TECHNOLOGIES INC               COM      465754 10 9    1,436     37,000   X                                      37,000
JDS UNIPHASE CORP                 COM      46612J 10 1    3,073     27,000   X                                      27,000
JUNIPER NETWORKS INC              COM      48203R 10 4       91        500   X                                         500
KLA-TENCOR CORP                   COM      482480 10 0    4,810     74,000   X                                      74,000
LEGATO SYSTEMS INC                COM      524651 10 6    4,708        108   X                                         108
LUCENT  TECHNOLOGIES INC          COM      549463 10 7    4,671     72,000   X                                      72,000
MMC NETWORKS INC                  COM      55308N 10 2      234      7,500   X                                       7,500
MEDCO RESEARCH INC                COM      584059 10 9      132      5,300   X                                       5,300
MEDIMUNNE INC                     COM      584699 10 2    1,246     12,500   X                                      12,500
MEDTRONIC INC                     COM      585055 10 6    2,680     75,506   X                                      75,506
MERCK & CO, INC                   COM      589331 10 7      778     12,000   X                                      12,000
MICROSOFT CORP                    COM      594918 10 4    6,656     73,500   X                                      73,500
MOTOROLA  INC                     COM      620076 10 9   14,740    167,500   X                                     167,500
NETSILICON INC                    COM      64115X 10 5    3,474    272,500   X                                     272,500
NEWBRIDGE NETWORKS CORP           COM      650901 10 1   23,117    887,000   X                                     887,000
NOVELLUS SYSTEMS                  COM      670008 10 1    1,753     26,000   X                                      26,000
NOVOSTE CORP                      COM      67010C 10 0    1,485     83,200   X                                      83,200
OAK INDUSTRIES, INC               COM      671400 50 5    9,350    275,000   X                                     275,000
ORACLE CORP                       COM      68389X 10 5    5,801    127,500   X                                     127,500
P-COM INC                         COM      693262 10 7    1,386    198,000   X                                     198,000
PMC -SIERRA INC                   COM      69344F 10 6   44,206    477,900   X                                     477,900
PACKETEER, INC                    COM      695210 10 4    6,046    177,500   X                                     177,500
PATHOGENESIS CORP                 COM      70321E 10 4  115,312      7,500   X                                       7,500
PERVASIVE SOFTWARE INC.           COM      715710 10 9   13,024    377,500   X                                     377,500
QUADRAMED CORP                    COM      74730W 10 1    5,464    728,500   X                                     728,500
QUALCOMM INC                      COM      747525 10 3   13,167     69,600   X                                      69,600
QWEST COMMUNICATIONS INTL INC     COM      749121 10 9      727     24,600   X                                      24,600
RADIENCE MED SYSTEMS              COM      750241 10 1    3,273    484,900   X                                     484,900
RED HAT, INC                      COM      756577 10 2       48        500   X                                         500
SAP AKTIENGESELLSCHAFT       SPONSORED ADR 803054 20 4      302      8,000   X                                       8,000
SCIENTIFIC - ATLANTA INC          COM      808655 10 4    1,982     40,000   X                                      40,000
SEPRACOR INC.                     COM      817315 10 4      642      8,500   X                                       8,500
SPEED FAM-IPEC, INC               COM      847705 10 0    3,174    264,475   X                                     264,475
STERLING COMMERCE INC             COM      859205 10 6      371     20,000   X                                      20,000
SUN MICROSYSTEMS INC              COM      866810 10 4    6,510     70,000   X                                      70,000
TEKELEC                           COM      879101 10 3   11,630    842,000   X                                     842,000
TELLABS INC                       COM      879664 10 0    2,277     40,000   X                                      40,000
TERADYNE INC                      COM      880770 10 2    2,820     80,000   X                                      80,000
TEXAS INSTRS INC                  COM      882508 10 4    3,660     44,500   X                                      44,500
TRANSWITCH CORP                   COM      894065 10 1    5,498     96,450   X                                      96,450
TRIQUINT SEMICONDUCTOR INC        COM      89674K 10 3   36,048    630,350   X                                     630,350
V3 SEMICONDUCTOR, INC.            COM      918392 10 1      549     47,200   X                                      47,200
VERSIGN INC                       COM      92343E 10 2    2,236     21,000   X                                      21,000
VIGNETTE CORPORATION              COM      926734 10 4    4,977     55,000   X                                      55,000
VITESSE SEMICONDUCTOR CORP        COM      928497 10 6   21,002    246,000   X                                     246,000
XILINX INC                        COM      983919 10 1    4,587     70,000   X                                      70,000
ZORAN CORP                        COM      98975F 10 1   21,882    804,500   X                                     804,500